UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: _(811-05037)_

Professionally Managed Portfolios

________________________________________________________________
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

________________________________________________________________
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Professionally Managed Portfolios

615 East Michigan Street

Milwaukee, WI 53202

________________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-5301

Date of fiscal year end: March 30

Date of reporting period: June 30, 2012

The Osterweis Strategic Income Fund

The Osterweis Strategic Income Fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)__Professionally Managed Portfolios______________________

By (Signature and Title)* __/s/  Eric W. Falkeis___________________________

Eric W. Falkeis

Principal Executive Officer

Date____August 20, 2012________________________________________

The Osterweis Strategic Income Fund

A Series of Professionally Managed Portfolios

Form N-PX 2012